COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013
Other Commitments [Line Items]
2014	$ 11,651	$ 46,207
2015 and thereafter	15,535	15,535
Total	$ 27,186	$ 61,742